Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Percentage of royalty on net product sales range, minimum	0.45%
Percentage of royalty on net product sales range, maximum	25.00%
Accrued royalties	$ 7,427	$ 5,481
Royalty expense related to agreements	12,200	13,500	$ 14,000
Potential contingent consideration commitments	26,550
Contingent obligation	26,600
Commitment under employment contract agreements	21,200
Litigation
Loss Contingencies [Line Items]
Legal settlements accrued	5,200	800
Payment of legal settlement	300
Recurring Basis
Loss Contingencies [Line Items]
Contingent obligation	23,593	162,160
Recurring Basis | Level 3
Loss Contingencies [Line Items]
Contingent obligation	23,593	$ 162,160
Minimum | Litigation
Loss Contingencies [Line Items]
Estimated possible litigation loss	4,700
Maximum | Litigation
Loss Contingencies [Line Items]
Estimated possible litigation loss	16,300
Purchase Obligations | Companies in Which the Company Holds an Interest
Loss Contingencies [Line Items]
Purchase commitments with companies considered related parties	$ 28,400